POST-EMPLOYMENT BENEFITS - Composition of Plan Assets (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Equity securities	$ 967	$ 1,406
Debt securities	1,502	929
Cash	45	50
Total fair value of plan assets	$ 2,514	$ 2,385